Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Revenue	$ 1,371,000	$ 1,137,000	$ 3,083,000	$ 2,546,000		$ 6,279,000	$ 5,160,000
Cost of revenue						1,750,000	915,000
Total gross profit						4,529,000	4,245,000
Other expenses
Research and development						25,401,000	20,411,000
General and administrative						11,897,000	11,587,000
Sales and marketing						6,179,000	3,714,000
Total operating expenses						43,477,000	35,712,000
Loss from operations						(38,948,000)	(31,467,000)
Other income (expense), net:
Interest expense						(1,728,000)	(5,257,000)
Government assistance						7,167,000	12,027,000
Gain on debt extinguishment						0	3,873,000
Gain on settlement of warrant liability						0	7,836,000
Gain on investments in marketable securities						1,163,000	0
Other income (expense), net						801,000	2,969,000
Total other income (expense), net						7,403,000	21,448,000
Net income (loss)						$ (31,545,000)	$ (10,019,000)
Net loss per share, basic (in usd per share)						$ (0.28)	$ (0.08)
Net loss per share, diluted (in usd per share)						$ (0.28)	$ (0.08)
Weighted-average shares used in computing net loss per share, basic (in shares)						111,911,127	121,358,898
Weighted-average shares used in computing net loss per share, diluted (in shares)						111,911,127	121,358,989
Comprehensive loss:
Net income (loss)						$ (31,545,000)	$ (10,019,000)
Foreign currency translation adjustment, net of tax						15,000	(82,000)
Net comprehensive loss						(31,530,000)	$ (10,101,000)
DWave System [Member]
Revenue	1,371,000	1,137,000	3,083,000	2,546,000
Cost of revenue	586,000	448,000	1,169,000	746,000
Total gross profit	785,000	689,000	1,914,000	1,800,000
Other expenses
Research and development	7,072,000	6,291,000	13,599,000	12,775,000
General and administrative	3,959,000	2,508,000	7,606,000	5,030,000
Sales and marketing	1,739,000	1,226,000	3,339,000	2,296,000
Total operating expenses	12,770,000	10,025,000	24,544,000	20,101,000
Loss from operations	(11,985,000)	(9,336,000)	(22,630,000)	(18,301,000)
Other income (expense), net:
Interest expense	(1,746,000)	(207,000)	(2,538,000)	(385,000)
Government assistance	0	4,586,000	0	4,586,000
Other income (expense), net	533,000	289,000	353,000	604,000
Total other income (expense), net	(1,213,000)	4,668,000	(2,185,000)	4,805,000
Net income (loss)	$ (13,198,000)	$ (4,668,000)	$ (24,815,000)	$ (13,496,000)
Net loss per share, basic (in usd per share)	$ (0.12)	$ (0.04)	$ (0.22)	$ (0.12)
Net loss per share, diluted (in usd per share)	$ (0.12)	$ (0.04)	$ (0.22)	$ (0.12)
Weighted-average shares used in computing net loss per share, basic (in shares)	112,023,503	111,877,937	111,981,014	111,865,630
Weighted-average shares used in computing net loss per share, diluted (in shares)	112,023,503	111,877,937	111,981,014	111,865,630
Comprehensive loss:
Net income (loss)	$ (13,198,000)	$ (4,668,000)	$ (24,815,000)	$ (13,496,000)
Foreign currency translation adjustment, net of tax	32,000	(38,000)	(38,000)	11,000
Net comprehensive loss	(13,166,000)	(4,706,000)	(24,853,000)	(13,485,000)
DPCM Capital, Inc. [Member]
Other expenses
Operating and formation costs	788,202	699,331	2,975,487	1,481,203	$ 343,208	3,781,644
Loss from operations	(788,202)	(699,331)	(2,975,487)	(1,481,203)	(343,208)	(3,781,644)
Other income (expense), net:
Interest earned on marketable securities held in Trust Account	378,382	12,697	427,040	71,548	48,914	115,883
Change in fair value of warrant liabilities	5,769,000	(640,000)	4,487,400	15,480,000	(26,740,000)	27,912,600
Reduction of deferred underwriting fee	234,500	0	234,500	0
Transaction cost allocated to warrants					(381,556)	0
Unrealized gain (loss) on marketable securities held in Trust Account	18,814	(7,324)	16,538	(6,283)	9,563	8,962
Other income (expense), net	6,400,696	(634,627)	5,165,478	15,545,265	(27,063,079)	28,037,445
Income (loss) before provision for income taxes	5,612,494	(1,333,958)	2,189,991	14,064,062	(27,406,287)	24,255,801
Provision for income taxes	(19,801)	0	(19,801)	0	0	10,424
Net income (loss)	5,592,693	(1,333,958)	2,170,190	14,064,062	(27,406,287)	24,245,377
Comprehensive loss:
Net income (loss)	5,592,693	(1,333,958)	2,170,190	14,064,062	(27,406,287)	24,245,377
DPCM Capital, Inc. [Member] | Class A Common Stock [Member]
Other income (expense), net:
Net income (loss)	$ 4,474,154	$ (1,067,166)	$ 1,736,152	$ 11,251,250	$ (17,839,941)	$ 19,396,302
Net loss per share, basic (in usd per share)	$ 0.15	$ (0.04)	$ 0.06	$ 0.38	$ (1.28)	$ 0.65
Net loss per share, diluted (in usd per share)	$ 0.15	$ (0.04)	$ 0.06	$ 0.38	$ (1.28)	$ 0.65
Weighted-average shares used in computing net loss per share, basic (in shares)	30,000,000	30,000,000	30,000,000	30,000,000	13,986,486	30,000,000
Weighted-average shares used in computing net loss per share, diluted (in shares)	30,000,000	30,000,000	30,000,000	30,000,000	13,986,486	30,000,000
Comprehensive loss:
Net income (loss)	$ 4,474,154	$ (1,067,166)	$ 1,736,152	$ 11,251,250	$ (17,839,941)	$ 19,396,302
DPCM Capital, Inc. [Member] | Class B Common Stock [Member]
Other income (expense), net:
Net income (loss)	$ 1,118,539	$ (266,792)	$ 434,038	$ 2,812,812	$ (9,566,346)	$ 4,849,075
Net loss per share, basic (in usd per share)	$ 0.15	$ (0.04)	$ 0.06	$ 0.38	$ (1.28)	$ 0.65
Net loss per share, diluted (in usd per share)	$ 0.15	$ (0.04)	$ 0.06	$ 0.38	$ (1.28)	$ 0.65
Weighted-average shares used in computing net loss per share, basic (in shares)	7,500,000	7,500,000	7,500,000	7,500,000	7,500,000	7,500,000
Weighted-average shares used in computing net loss per share, diluted (in shares)	7,500,000	7,500,000	7,500,000	7,500,000	7,500,000	7,500,000
Comprehensive loss:
Net income (loss)	$ 1,118,539	$ (266,792)	$ 434,038	$ 2,812,812	$ (9,566,346)	$ 4,849,075